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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-03443
       -------------------------------------------------------------------------

                                 AIM Summit Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:  10/31
                         ------------

Date of reporting period: 10/31/05
                          -----------

Item 1.  Schedule of Investments.

                                                                 AIM SUMMIT FUND
                                Annual Report to Shareholders - October 31, 2005

                                  [COVER IMAGE]

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

                                                         [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

AIM SUMMIT FUND SEEKS TO PROVIDE GROWTH OF CAPITAL.

- Unless otherwise stated, information presented in this report is as of October 31, 2005, and is based on total net assets.

ABOUT AIM SUMMIT FUND AND               ABOUT INDEXES USED IN THIS                      of funds reflects fund
AIM SUMMIT INVESTORS PLANS              REPORT                                          expenses; performance of a
                                                                                        market index does not.
- Shares of AIM Summit Fund             - The unmanaged LIPPER
were previously made available          MULTI-CAP GROWTH FUND INDEX                     OTHER INFORMATION
only through AIM Summit                 represents an average of the
Investors Plans I and AIM               performance of the 30                           - The returns shown in
Summit Investors Plans II               largest multi-capitalization                    management's discussion of
("Plans I" and "Plans II")              growth funds tracked by                         Fund performance are based on
unit investment trusts that             Lipper, Inc., an independent                    net asset values calculated
called for fixed monthly                mutual fund performance                         for shareholder transactions.
investments for 15 years.               monitor.                                        Generally accepted accounting
Shareholders have the option                                                            principles require adjustments
to make additional monthly              - The unmanaged MSCI WORLD                      to be made to the net assets
payments for up to 25 years.            INDEX is a group of global                      of the Fund at period end for
The sales charge was based on           securities tracked by Morgan                    financial reporting purposes,
monthly investment amounts.             Stanley Capital International.                  and as such, the net asset
                                                                                        values for shareholder transactions
- Effective August 16, 1999,            - The fund uses a custom index                  and the returns based on those net
AIM Summit Investors Plans I            composed of 67% RUSSELL 3000                    asset values may differ from the
was closed to new investors.            --REGISTERED TRADEMARK--                        net asset values and returns
                                        GROWTH INDEX and 33% RUSSELL                    reported in the Financial Highlights.
- Effective January 12, 2005,           1000 --REGISTERED
AIM Summit Investors Plans II           TRADEMARK-- VALUE INDEX. The                    - Industry classifications used
was closed to new investors             UNMANAGED RUSSELL 3000 INDEX                    in this report are generally
                                        is an index of common stocks                    according to the Global
PRINCIPAL RISKS OF INVESTING            that measures performance of                    Industry Classification
IN THE FUND                             the largest 3,000 U.S.                          Standard, which was developed
                                        companies based on market                       by and is the exclusive
- The systematic investment             capitalization. The Growth                      property and a service mark of
plan, also known as                     segment measures the                            Morgan Stanley Capital
dollar-cost averaging, neither          performance of Russell 3000                     International Inc. and
assures a profit nor protects           companies with higher                           Standard & Poor's.
against loss in declining               price/book ratios and higher
markets. Since dollar-cost              forecasted growth values. The                   The Fund provides a complete
averaging involves continuous           unmanaged RUSSELL 1000 INDEX                    list of its holdings four
investing regardless of                 represents the performance                      times in each fiscal year, at
fluctuating securities prices,          of the stocks of                                the quarter-ends. For the
investors should consider               large-capitalization                            second and fourth quarters,
their ability to continue               companies. The Value segment                    the lists appear in the Fund's
purchases over an extended              measures the performance of                     semiannual and annual reports
period of time.                         Russell 1000 companies with                     to shareholders. For the first
                                        lower price/book ratios and                     and third quarters, the Fund
- Investing in smaller                  lower forecasted growth                         files the lists with the
companies involves greater              values.                                         Securities and Exchange
risk than investing in more                                                             Commission (SEC) on Form N-Q.
established companies, such as          - The unmanaged Standard &                      The most recent list of
business risk, significant              Poor's Composite Index of 500                   portfolio holdings is also
stock price fluctuations and            Stocks (the S&P 500                             available at AIMinvestments.com/
illiquidity.                            --REGISTERED TRADEMARK--                        summit. On the Web site, click the
                                        INDEX) is an index of common                    Performance Center tab, then
- The Fund can invest up to             stocks frequently used as a                     click on the AIM Summit Fund
20% of its assets in foreign            general measure of U.S. stock                   link, and then click on
securities. International               market performance.                             Complete Quarterly Holdings.
investing involves risks not                                                            Shareholders can look up the
associated with investing               - The Fund is not managed                       Fund's Forms N-Q on the SEC's
solely in the United States.            to track the performance                        Web site at sec.gov. Copies of
                                        of any particular index,                        the Fund's Forms N-Q may be
- The Fund's investments in             including the indexes                           reviewed and copied at the
different, independently                defined here, and consequently,                 SEC's Public Reference Room at
managed investment disciplines          the performance of the Fund                     450 Fifth Street, N.W.,
may result in increased                 may deviate significantly                       Washington, D.C. 20549-0102.
transaction costs and/or                from the performance of the                     You can obtain information on
adverse tax consequences                indexes.                                        the operation of the Public
resulting from transactions in                                                          Reference Room, including
the same security at or at              - A direct investment cannot                    information about duplicating
about the same time.                    be made in an index. Unless                     fee charges, by calling
                                        otherwise indicated, index                      202-942-8090 or 800-732-0330,
                                        results include reinvested                      or by electronic request at
                                        dividends, and they do not                      the following e-mail address:
                                        reflect sales charges.                          publicinfo@sec.gov. The SEC
                                        Performance of an index                         file numbers for the Fund are
                                                                                        811-03443 and 2-76909.

                                                                                        Continued on Page 7

                                                                                        ==============================
                                                                                        Fund NASDAQ Symbols

                                                                                        Class P Shares       SMMIX
=============================================================                           ==============================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY
EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE
INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS
SHOULD READ IT CAREFULLY BEFORE INVESTING.
=============================================================

NOT FDIC INSURED   MAY LOSE VALUE    NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM SUMMIT FUND

                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                    The fiscal year covered by this report was quite good to
                    equity investors. Domestically, the broad-based S&P 500
                    Index returned 8.72%. Globally, Morgan Stanle's MSCI World
   [GRAHAM          Index rose 13.27%. Much of this good performance, though,
    PHOTO]          was attained early in the fiscal year as virtually every
                    equity index declined during October of 2005. Concern about the inflationary potential of rising energy costs was frequently cited as a major cause of market weakness.

                         Within the indexes, there was considerable variability
                    in the performance of different sectors and markets.
                    Domestically, energy sector performance far outpaced that of the other sectors in the S&P 500 Index, reflecting rising
                    oil and gas prices. Overseas, emerging markets produced more attractive results than did developed markets, at least in
ROBERT H. GRAHAM    part because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                         One could make a strong argument for global
                    diversification of a stock portfolio using the performance data for the fiscal year ended October 31, 2005. Of course, your financial advisor is the person most qualified to help you decide whether such diversification is appropriate for you.

  [WILLIAMSON            For a discussion of the specific market conditions that
     PHOTO] affected your Fund and how your Fund was managed during the fiscal year, please turn to Page 3.

                    NEW INFORMATION IN THIS REPORT

                    We would like to call your attention to two new elements in this report. First, on Page 2, is a message from Bruce Crockett, the independent Chair of the Board of Trustees of
MARK H. WILLIAMSON  the AIM Funds. We first introduced you to Mr. Crockett in the annual report on your Fund dated October 31, 2004. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair in October 2004.

                         Mr. Crockett plans to keep AIM shareholders informed of
                    the work of the Board regularly via letters in the Fund reports. We certainly think this is a valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr. Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                         One of the most important decisions the Board makes
                    each year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on Pages 8 and 9.

                    YOUR FUND

                    The following pages of this report provide an explanation of how your Fund was managed during the fiscal year, how it performed relative to several benchmark indexes, what stocks your Fund owned, and how it has performed over the long term. We hope you find this report informative and helpful. Current information about your Fund and your individual account is always available at AIMinvestments.com/summit.

                         As always, AIM remains committed to building solutions
                    for your investment goals, and we thank you for your continued participation in AIM Summit Investors Plans. If you have any questions, please call 800-215-2218.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON

                    Robert H. Graham                    Mark H. Williamson
                    President & Vice Chair, AIM Funds   Chairman & President,
                                                        A I M Advisors, Inc.

                    December 15, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM SUMMIT FUND

                    DEAR AIM FUNDS SHAREHOLDERS:

    [CROCKETT       As independent Chair of the Board of Trustees of the AIM
     PHOTO]         Funds, I'm writing to report on the work being done by your
                    Board.

                         At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

BRUCE L. CROCKETT        Our June meeting, which was the culmination of more
                    than two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 8 and
                    9. I encourage you to review it.

                         Together with monitoring fund expenses, fund
                    performance is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                         Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 14 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                         At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                         Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your Fund.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    December 15, 2005

AIM SUMMIT FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               Growth managers consider selling a
                                                                                          growth stock when the growth rate
========================================================================================  slows (core growth company) or
PERFORMANCE SUMMARY                                                                       earnings disappoint (earnings-
                                         ===============================================  acceleration company); market changes threaten a company's
For the year ended October 31,           FUND VS. INDEXES                                 success; changes in company
2005, AIM Summit Fund handily                                                             management occur that may be viewed
outperformed its broad market            TOTAL RETURNS,                                   as negative; or a more attractive
and style-specific indexes.              10/31/04-10/31/05, EXCLUDING                     investment option is identified.
                                         APPLICABLE SALES CHARGES. IF
     We believe the Fund                 SALES CHARGES WERE INCLUDED,                        The value team seeks stocks selling
outperformed its indexes                 RETURNS WOULD BE LOWER.                          at a significant discount to
largely because we were                                                                   their estimated intrinsic value--a
significantly overweight in              Class P Shares                            14.71% value based on our estimate of
health care, energy and                                                                   future cash flows likely to be
information technology stocks--          S&P 500 Index (Broad Market Index)         8.72  generated by the business. We
and because, within each of                                                               believe:
those sectors, the Fund's                67% Russell 3000 Growth Index /
holdings significantly                   33% Russell 1000 Value Index                     - companies have a measurable
outperformed those of the                (Style-specific Index)                     9.96  estimated intrinsic value that is
indexes. These overweight                                                                 independent of the company's
positions and this strong                Lipper Multi-Cap Growth Fund Index               stock price
stock selection were the                 (Peer Group Index)                        12.86
result of our quantitative and                                                            - market prices are more volatile
fundamental research.                    SOURCE: LIPPER, INC.                             than business values, partly
                                         ===============================================  because investors regularly
     Your Fund's long-term                                                                overreact to negative news
performance appears on Pages 6
and 7.                                                                                       The value team managers seek
========================================================================================  to manage risk by limiting exposure to any one industry or to companies
HOW WE INVEST                            strength and a very important                    that operate in very similar
                                         driver of long-term stock                        business environments, among other
The Fund combines growth and             price appreciation. Managers                     factors.
value disciplines, with each             seek stocks experiencing
managed independently by a               earnings growth as well as                          Value managers consider
separate investment team.                those displaying consistent                      selling a stock: to capitalize on a
Approximately two-thirds of              earnings. They conduct                           more attractive opportunity; if a
Fund assets are invested in              fundamental analysis, which                      stock is trading significantly
growth stocks and                        includes careful review of                       above estimated intrinsic value; or
approximately one-third of               company annual and quarterly                     there is a permanent, fundamental
assets are invested in value             reports and Wall Street                          deterioration resulting in reduced
stocks, with the goal of                 research, as well as meetings                    estimated intrinsic value with
balancing performance no matter          with company management and                      inadequate upside potential or
which style is in favor. The             attendance in relevant                           unexpected deterioration in
Fund typically holds 125-150             investment conferences.                          financial strength.
stocks.
                                              The growth team seeks to
     The growth team follows             control risk by holding a
an earnings-focused approach             large number of stocks and
as we believe earnings are the           limiting the concentration of
best indicator of a company's            any one holding or industry.                                                (continued)
financial

=====================================    ===============================================  =====================================
PORTFOLIO COMPOSITION                    TOP 10 INDUSTRIES*                               TOP 10 EQUITY HOLDINGS*

By sector                                 1. Pharmaceuticals                         4.9%  1. UnitedHealth Group Inc.       1.9%
                                          2. Systems Software                        4.4   2. Valero Energy Corp.           1.6
         [PIE CHART]                      3. Integrated Oil & Gas                    4.1   3. Burlington Resources Inc.     1.5
                                          4. Oil & Gas Exploration & Production      3.8   4. Apache Corp.                  1.5
Consumer Discretionary          12.3%     5. Managed Health Care                     3.5   5. Occidental Petroleum Corp.    1.4
Industrials                     13.7%     6. Investment Banking & Brokerage          3.3   6. Microsoft Corp.               1.4
Information Technology          13.9%     7. Health Care Equipment                   3.1   7. Cardinal Health, Inc.         1.4
Energy                          15.7%     8. Industrial Conglomerates                2.9   8. Amgen Inc.                    1.4
Health Care                     18.3%     9. Oil & Gas Refining & Marketing          2.8   9. Phelps Dodge Corp.            1.4
Financials                      10.9%    10. Health Care Distributors                2.8  10. Computer Associates
Materials                        7.0%                                                         International, Inc.           1.3
Consumer Staples                 4.5%    TOTAL NET ASSETS                   $2.2 BILLION
Telecommunication Services       0.6%
Money Market Funds Plus                  TOTAL NUMBER OF HOLDINGS*                   141
Other Assets Less Liabilities    3.1%

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
=====================================    ===============================================  =====================================

AIM SUMMIT FUND

MARKET CONDITIONS AND YOUR FUND          A non-U.S. health care stock that           Summit Fund.
                                         benefited Fund performance was
Despite widespread concern about         ALCON, a Swiss specialty company            THE VIEWS AND OPINIONS EXPRESSED IN
the potential impact of rising           that develops, manufactures and             MANAGEMENT'S DISCUSSION OF FUND
short-term interest rates and            markets pharmaceuticals, surgical           PERFORMANCE ARE THOSE OF A I M
historically high energy prices,         equipment and devices, and consumer         ADVISORS, INC. THESE VIEWS AND
the U.S. economy expanded,               eye care products to treat diseases         OPINIONS ARE SUBJECT TO CHANGE AT
inflation remained contained and         and disorders of the eye. In                ANY TIME BASED ON FACTORS SUCH AS
corporate profits generally rose         October, the company reported               MARKET AND ECONOMIC CONDITIONS.
during the fiscal year covered by        exceptionally strong third- quarter         THESE VIEWS AND OPINIONS MAY NOT
this report. Late in the year,           revenue and earnings growth.                BE RELIED UPON AS INVESTMENT ADVICE
higher energy prices and rising                                                      OR RECOMMENDATIONS, OR AS AN OFFER
interest rates threatened to crimp            Energy has not been considered         FOR A PARTICULAR SECURITY. THE
consumer spending, which accounts        a traditional growth sector, but            INFORMATION IS NOT A COMPLETE
for approximately two-thirds of the      supply and demand characteristics           ANALYSIS OF EVERY ASPECT OF ANY
U.S. economy.                            have clearly changed in recent              MARKET, COUNTRY, INDUSTRY, SECURITY
                                         years, due largely to explosive             OR THE FUND. STATEMENTS OF FACT ARE
     Corporate profits, and stock        economic growth in China and India.         FROM SOURCES CONSIDERED RELIABLE,
market performance, varied widely        Worldwide production and refining           BUT A I M ADVISORS, INC. MAKES NO
by sector during the year. Rising        capacity has struggled to keep pace         REPRESENTATION OR WARRANTY AS TO
prices caused many companies in the      with rising demand. We believe any          THEIR COMPLETENESS OR ACCURACY.
energy and utilities sectors to          significant improvement in supply           ALTHOUGH HISTORICAL PERFORMANCE
report record earnings and               is likely to be years away.                 IS NO GUARANTEE OF FUTURE RESULTS,
profits--while profits of companies                                                  THESE INSIGHTS MAY HELP YOU
that use a lot of energy, such                Given these trends, many               UNDERSTAND OUR INVESTMENT
as chemical companies and airlines,      energy companies have seen notable          MANAGEMENT PHILOSOPHY.
were depressed. The broad stock          growth in their revenue and
market rose for the year.                earnings. Your Fund was                             See important Fund and index
                                         significantly over-weight energy                    disclosures inside front cover.
     Strong  stock selection within      stocks relative to its
the health care, energy and              style-specific index, with refiner                     ROBERT J. LLOYD, Chartered
information technology (IT) sectors      VALERO ENERGY and integrated oil            [LLOYD     Financial Analyst, portfolio
contributed positively to Fund           producer CONOCOPHILLIPS among the           PHOTO]     manager, is a portfolio manager
performance.                             stocks benefiting performance.                         of AIM Summit Fund. He joined
                                                                                                AIM in 2000 and was named
     Your Fund invests in both growth         Our bottom-up research helped          portfolio manager in 2001. He
and value stocks. For the year           us identify attractive investment           served eight years in the U.S. Navy
covered by this report, the Fund's       opportunities in the IT sector,             as a Naval Flight Officer flying
growth stocks generally                  including APPLE COMPUTER. Apple             the S- 3B Viking. Mr. Lloyd
outperformed its value stocks.           continues to benefit from the               received a B.B.A. from the
                                         phenomenal success of its iPod              University of Notre Dame and an
     Within the health care sector,      --REGISTERED TRADEMARK-- music              M.B.A. from the University of
our research led us to managed care      player. In recent quarters, we've           Chicago.
stocks. Many managed care companies      seen evidence that consumers are
have reported solid earnings in          buying more Macintosh-- REGISTERED                     BRET W. STANLEY, Chartered
recent quarters by aggressively          TRADEMARK-- computers to go with            [STANLEY   Financial Analyst, senior portfo-
controlling costs, reducing              their new iPods.                            PHOTO]     lio manager, is a portfolio man-
hospital utilization rates and                                                                  ager of AIM Summit Fund. He
switching plan participants from              One IT stock that hindered                        began his investment career in
name-brand to generic drugs. AETNA,      Fund performance was online                 1988 and joined AIM in 1998. Mr.
COVENTRY HEALTH CARE and                 auctioneer EBAY. In September, the          Stanley received a B.B.A. in
UNITEDHEALTH GROUP were among the        company announced the acquisition           finance from The University of
managed care companies that              of an Internet phone company, Skype         Texas at Austin and an M.S. in
contributed to Fund performance.         Technologies. Like many other               finance from the University of
                                         investors, we question the                  Houston.
     But not all the Fund's health       strategic value of the proposed
care stocks performed well. One          acquisition, which hurt eBay's              Assisted by the Basic Value and
health care stock that hurt Fund         short-term performance. But we              Large/Multi-Cap Growth Teams
performance was pharmaceutical           continued to hold the stock at the
giant Pfizer. Overall, the               close of the year because we
company's long-term prospects            believed the company's core
deteriorated due to regulatory           business remains strong, because it
scrutiny and litigation risk,            continues to generate significant
causing its stock price to decline.      cash flow, and because it continues
We reduced our holdings in Pfizer        to grow faster than most companies.
during the year but continued to
hold some shares at the end of the       IN CLOSING
fiscal year.
                                         For the year, we were pleased to
     We generally avoided U.S.           have been able to deliver positive
pharmaceutical companies many of         returns that exceeded the return of
which have performed poorly due to       the Fund's broad market and style-
their weak product pipelines,            specific indexes. We did this while
patent expirations and litigation        maintaining a broadly diversified
risk. One notable exception was          portfolio that included stocks of
Fund holding JOHNSON & JOHNSON,          all capitalization levels, exposure
arguably the world's most                to most sectors of the economy and                    [RIGHT ARROW GRAPHIC]
diversified health care company. We      holdings identified by our growth
owned Johnson & Johnson at               and value teams. We appreciate your            FOR A PRESENTATION OF YOUR FUND'S
year-end, but the company manufactures   continued investment in AIM                    LONG-TERM PERFORMANCE, PLEASE SEE
a broad array of health care products,                                                  PAGES 6 AND 7.
of which pharmaceuticals is only
a small part.

AIM SUMMIT FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                   expenses that you paid over the period.         The hypothetical account values and
                                          Simply divide your account value by        expenses may not be used to estimate the
As a shareholder of the Fund, you incur   $1,000 (for example, an $8,600 account     actual ending account balance or
two types of costs: (1) transaction       value divided by $1,000 = 8.6), then       expenses you paid for the period. You
costs, which may include sales charges    multiply the result by the number in the   may use this information to compare the
(loads) on purchase payments;             table under the heading entitled "Actual   ongoing costs of investing in the Fund
contingent deferred sales charges on      Expenses Paid During Period" to esti-      and other funds. To so, compare this 5%
redemptions; and redemption fees, if      mate the expenses you paid on your         hypothetical example with the 5%
any; and (2) ongoing costs, including     account during this period.                hypothetical examples that appear in the
management fees; distribution and/or                                                 shareholder reports of the other funds.
service fees (12b-1); and other Fund      HYPOTHETICAL EXAMPLE FOR COMPARISON
expenses. This example is intended to     PURPOSES                                        Please note that the expenses shown
help you understand your ongoing costs                                               in the table are meant to highlight your
(in dollars) of investing in the Fund     The table below also provides              ongoing costs only and do not reflect
and to com- pare these costs with         information about hypothetical account     any transactional costs, such as sales
ongoing costs of investing in other       values and hypothetical expenses based     charges (loads) on purchase payments,
mutual funds. The example is based on an  on the Fund's actual expense ratio and     contingent deferred sales charges on
investment of $1,000 invested at the      an assumed rate of return of 5% per year   redemptions, and redemption fees, if
beginning of the period and held for      before expenses, which is not the Fund's   any. Therefore, the hypothetical
the entire period May 1, 2005, through    actual return. The Fund's actual cumu-     information is useful in comparing
October 31, 2005.                         lative total returns at net asset value    ongoing costs only, and will not help
                                          after expenses for the six months ended    you determine the relative total costs
ACTUAL EXPENSES                           October 31, 2005, appear in the table      of owning different funds. In addition,
                                          "Cumulative Total Returns" on page 7.      if these transactional costs were
The table below provides information                                                 included, your costs would have been
about actual account values and actual                                               higher.
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the

==================================================================================================================================

                                                    ACTUAL                          HYPOTHETICAL
                                                                          (5% annual return before expenses)
            Beginning               Ending              Expenses            Ending              Expenses             Annualized
 Share     Account Value        Account Value          Paid During       Account Value          Paid During           Expense
 Class       (5/01/05)          (10/31/05)(1)           Period(2)          (10/31/05)            Period(2)              Ratio
  P          $1,000.00            $1,095.30              $4.96             $1,020.47              $4.79                 0.94%

AIM Summit Investors Plans invest in Class P shares.

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2005, through October 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2005, appear in the table "Cumulative Total Returns" on page 7.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

==================================================================================================================================

                                                                                               [ARROW
                                                                                               BUTTON   For More Information Visit
                                                                                               IMAGE]   AIMINVESTMENTS.COM


AIM SUMMIT FUND

YOUR FUND'S LONG-TERM PERFORMANCE

     RESULTS OF A $10,000 INVESTMENT

     FUND AND INDEX DATA FROM 10/31/95

                                [MOUNTAIN CHART]

=========================================================================================
               AIM SUMMIT FUND-    LIPPER MULTI-CAP    S&P 500    67% RUSSELL 3000 GROWTH
   DATE         CLASS P SHARES    GROWTH FUND INDEX     INDEX     INDEX/33% RUSSELL 1000
                                                                     VALUE INDEX
10/31/95            $10000             $10000           $10000             $10000
   11/95             10222              10333            10438              10431
   12/95              9941              10300            10640              10569
    1/96             10092              10456            11001              10885
    2/96             10519              10764            11104              11065
    3/96             10555              10828            11211              11150
    4/96             11044              11309            11376              11399
    5/96             11294              11620            11669              11726
    6/96             11053              11370            11713              11684
    7/96             10208              10546            11196              11027
    8/96             10751              11009            11432              11357
    9/96             11560              11723            12075              12043
   10/96             11560              11696            12408              12206
   11/96             12193              12363            13345              13074
   12/96             11917              12139            13081              12880
    1/97             12545              12722            13898              13653
    2/97             12202              12370            14007              13611
    3/97             11554              11732            13432              12943
    4/97             11975              12104            14233              13639
    5/97             13035              13131            15104              14608
    6/97             13555              13624            15775              15201
    7/97             15105              14878            17030              16443
    8/97             14673              14471            16077              15696
    9/97             15575              15386            16957              16559
   10/97             14859              14706            16391              15969
   11/97             14869              14799            17149              16583
   12/97             14802              14925            17443              16856
    1/98             14737              14990            17636              17067
    2/98             16062              16237            18907              18320
    3/98             16691              17029            19875              19182
    4/98             17104              17227            20078              19393
    5/98             16604              16572            19734              18876
    6/98             17463              17424            20535              19673
    7/98             17234              16999            20318              19382
    8/98             14139              13852            17382              16395
    9/98             15322              14851            18497              17570
   10/98             16267              15686            19999              18940
   11/98             17528              16778            21211              20198
   12/98             19900              18626            22432              21646
    1/99             21317              19771            23370              22540
    2/99             20119              18740            22643              21693
    3/99             21603              19807            23549              22590
    4/99             22122              20288            24461              23397
    5/99             21580              19896            23884              22868
    6/99             23088              21288            25206              24140
    7/99             22132              20808            24422              23394
    8/99             22179              20600            24301              23301
    9/99             21880              20482            23636              22747
   10/99             23227              21925            25131              24277
   11/99             25392              23683            25642              25148
   12/99             30001              27260            27150              27023
    1/00             28774              26983            25786              25932
    2/00             33018              31297            25299              26382
    3/00             32750              31174            27772              28445
    4/00             29908              28560            26937              27356
    5/00             27946              26634            26385              26481
    6/00             31201              29275            27034              27489
    7/00             30774              28356            26612              26777
    8/00             34738              31428            28264              28910
    9/00             33188              29518            26772              27224
   10/00             30454              27804            26659              26538
   11/00             24942              23250            24559              23552
   12/00             25578              23974            24679              23535
    1/01             25578              24460            25554              24667
    2/01             20268              20880            23226              21673
    3/01             17819              18642            21755              19859
    4/01             19628              20917            23444              21859
    5/01             19398              20805            23602              21847
    6/01             18741              20435            23027              21405
    7/01             18000              19332            22801              20971
    8/01             16751              17663            21375              19563
    9/01             14565              15038            19649              17746
   10/01             15371              16115            20024              18352
   11/01             16669              17666            21559              19875
   12/01             16933              17942            21748              20059
    1/02             16340              17435            21431              19754
    2/02             15337              16353            21018              19194
    3/02             16438              17328            21808              19982
    4/02             15764              16275            20486              18718
    5/02             15435              15803            20336              18415
    6/02             14137              14329            18888              16931
    7/02             12723              12984            17416              15710
    8/02             12690              12885            17530              15779
    9/02             11654              11886            15627              14124
   10/02             12131              12794            17001              15312
   11/02             12723              13595            18000              16216
   12/02             11835              12591            16943              15233
    1/03             11720              12383            16500              14862
    2/03             11523              12299            16253              14671
    3/03             11704              12494            16410              14860
    4/03             12444              13407            17761              16040
    5/03             13431              14392            18696              16961
    6/03             13595              14559            18935              17192
    7/03             13989              15011            19269              17603
    8/03             14466              15611            19644              18011
    9/03             14269              15309            19436              17810
   10/03             15108              16394            20535              18867
   11/03             15469              16693            20715              19105
   12/03             16062              17046            21801              19907
    1/04             16423              17471            22201              20326
    2/04             16669              17702            22509              20547
    3/04             16619              17649            22170              20256
    4/04             16142              17057            21822              19895
    5/04             16454              17459            22121              20211
    6/04             16734              17833            22551              20560
    7/04             15780              16574            21805              19647
    8/04             15598              16341            21892              19656
    9/04             16108              16971            22129              19929
   10/04             16323              17336            22467              20256
   11/04             17276              18269            23376              21118
   12/04             17786              18966            24171              21902
    1/05             17604              18282            23582              21269
    2/05             18180              18488            24078              21656
    3/05             17720              18098            23652              21270
    4/05             17094              17434            23204              20819
    5/05             17802              18506            23942              21685
    6/05             17934              18606            23976              21753
    7/05             18839              19706            24867              22699
    8/05             18790              19612            24640              22469
    9/05             19185              19928            24840              22647
   10/05             18725              19565            24425              22273
================================================================================
                                                           SOURCE:  LIPPER, INC.

Past performance cannot guarantee               AIM SUMMIT INVESTORS PLANS I               AIM SUMMIT INVESTORS PLANS II
comparable future results.
                                                Performance for AIM Summit Fund            Performance for AIM Summit Fund Class P
      Because shares of AIM Summit Fund         Class P Shares shown at NAV does not       Shares shown at NAV does not include
were previously sold to Summit Investors        include creation and sales charges or      creation and sales charges or custodial
Plans ("Plans I" and "Plans II") without        custodial fees applied at the plan         fees applied at the plan level. Creation
the imposition of sales charges, Fund           level. Creation and sales charges of 50%   and sales charges of 50% will be deducted
performance in the chart above includes         will be deducted from the first 12         from the first 12 investments. Investors
Fund expenses and management fees but           investments. Plan participants will        who complete scheduled payments over the
excludes sales charges. Performance of          experience creation and sales charges      entire 15-year plan will incur creation
Plans I and Plans II will differ from           over the entire 15-year plan effectively   and sales charges effectively totaling up
Fund performance due to the imposition          totaling up to 8.50% based on all          to 3.33% based on all payments made
of sales charges. Performance shown in          payments made during the life of the       during the life of the plan (including
the chart and table does not reflect            plan (including the 50% creation and       the 50% creation and sales charges
deduction of taxes a shareholder would          sales charges already deducted from the    already deducted from the first 12
pay on Fund distributions or sale of            first 12 investments). Effective July      investments). Since most of the plan
Fund shares. Performance of the indexes         24, 2000, the creation and sales charge    charges are deducted in the first 12
does not reflect the effects of taxes.          is waived after the first 12 payments      investments, early termination usually
                                                made under the plan. The plan also         results in a loss.
      This chart, which is a logarithmic        charged a custodian fee of $1.50 per
chart, presents the fluctuations in the         investment. Effective June 30, 2000, the         Results are based on a single
value of the Fund and its indexes. We           custodian fee is no longer charged to      lump-sum investment at the beginning of
believe that a logarithmic chart is more        shareholders, but is paid by the Fund.     each performance period with no
effective than other types of charts in         Since most of the plan charges are         subsequent investments. Because the
illustrating changes in value during the        deducted in the first 12 investments,      illustration assumes lump-sum
early years shown in the chart. The             early termination usually results in a     investments, it does not reflect what
vertical axis, the one that indicates           loss.                                      investors would have earned had they
the dollar value of an investment, is                                                      made regular monthly investments over
constructed with each segment                                                              the period as contractually required.
representing a percent change in the                                                       Please note that there are limitations
value of the investment. In this chart,                                                    on lump-sum investments.
each segment represents a doubling, or
100% change, in the value of the                                                                 The performance of the Fund and
investment. In other words, the space                                                      the two investment plans will differ due
between $5,000 and $10,000 is the same                                                     to different sales charge structures and
size as the space between $10,000 and                                                      plan expenses.
$20,000.

AIM SUMMIT FUND

========================================        ========================================   =========================================

AVERAGE ANNUAL TOTAL RETURNS                    AVERAGE ANNUAL TOTAL RETURNS               CUMULATIVE TOTAL RETURNS

As of 10/31/05, including                       As of 9/30/05, most recent                 6 months ended 10/31/05, excluding
applicable sales charges                        calendar quarter-end, including            applicable sales charges
                                                applicable sales charges
PLANS I                                                                                    Plans I                          9.53%
Inception (11/1/82)             9.63%           PLAN I                                     Plans II                         9.53
10 Years                        5.53            Inception (11/1/82)            9.79%       AIM Summit Fund-
 5 Years                      -11.16            10 Years                       5.55        Class P Shares                   9.53
 1 Year                       -42.65             5 Years                     -12.25        =========================================
                                                 1 Year                      -40.46
PLANS II
10 Years                        5.93%           PLANS II
 5 Years                      -11.16            10 Years                       5.95%
 1 Year                       -42.65             5 Years                     -12.25
                                                 1 Year                      -40.46
AIM SUMMIT FUND -
CLASS P SHARES                                  AIM SUMMIT FUND -
                                                CLASS P SHARES
Inception (11/1/82)            10.07%           Inception (11/1/82)           10.22%
10 Years                        6.47            10 Years                       6.50
 5 Years                       -9.27             5 Years                     -10.38
 1 Year                        14.71             1 Year                       19.09

========================================        ========================================

PERFORMANCE SHOWN BEFORE THE PLANS                    THE PERFORMANCE DATA QUOTED
II INCEPTION DATE OF JULY 19, 1999,             REPRESENT PAST PERFORMANCE AND CANNOT
REPRESENTS HYPOTHETICAL PERFORMANCE AN          GUARANTEE COMPARABLE FUTURE RESULTS;
INVESTOR MAY HAVE RECEIVED HAD THE PLAN         CURRENT PERFORMANCE MAY BE LOWER OR
BEEN AVAILABLE FROM THE INCEPTION OF AIM        HIGHER. PLEASE VISIT
SUMMIT FUND.                                    AIMINVESTMENTS.COM/SUMMIT FOR THE MOST
                                                RECENT MONTH-END PERFORMANCE.
      CLASS P SHARES DO NOT HAVE A              PERFORMANCE FIGURES REFLECT REINVESTED
FRONT-END SALES CHARGE OR CONTINGENT            DISTRIBUTIONS, CHANGES IN NET ASSET
DEFERRED SALES CHARGE (CDSC); THEREFORE,        VALUE AND THE EFFECT OF THE MAXIMUM
RETURNS SHOWN ARE AT NET ASSET VALUE.           SALES CHARGE UNLESS OTHERWISE STATED.
                                                INVESTMENT RETURN AND PRINCIPAL VALUE
                                                WILL FLUCTUATE SO THAT YOU MAY HAVE A
                                                GAIN OR LOSS WHEN YOU SELL SHARES.

                                                                                           Continued from inside front cover

                                                                                           A description of the policies and
                                                                                           procedures that the Fund uses to
                                                                                           determine how to vote proxies relating
                                                                                           to portfolio securities is available
                                                                                           without charge, upon request, from our
                                                                                           Client Services department at
                                                                                           800-959-4246 or at
                                                                                           AIMinvestments.com/summit. On the home
                                                                                           page, scroll down and click on the Proxy
                                                                                           Policy link. The information is also
                                                                                           available on the Securities and Exchange
                                                                                           Commission's Web site, sec.gov.

                                                                                           Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2005, is available at our Web
                                                                                           site. Go to AIMinvestments.com, click the
                                                                                           About Us tab, click on Required Notices
                                                                                           and then click on Proxy Voting Activity.
                                                                                           Next, select the Fund from the drop-down
                                                                                           menu. The information is also available
                                                                                           on the Securities and Exchange
                                                                                           Commission's Web site, sec.gov.

AIM SUMMIT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM                    - The quality of services to be            - Meeting with the Fund's
Summit Fund (the "Board") oversees the          provided by AIM. The Board reviewed the    portfolio managers and investment
management of AIM Summit Fund (the              credentials and experience of the          personnel. With respect to the Fund, the
"Fund") and, as required by law,                officers and employees of AIM who will     Board is meeting periodically with such
determines annually whether to approve          provide investment advisory services to    Fund's portfolio managers and/or other
the continuance of the Fund's advisory          the Fund. In reviewing the                 investment personnel and believes that
agreement with A I M Advisors, Inc.             qualifications of AIM to provide           such individuals are competent and able
("AIM"). Based upon the recommendation          investment advisory services, the Board    to continue to carry out their
of the Investments Committee of the             reviewed the qualifications of AIM's       responsibilities under the Advisory
Board, which is comprised solely of             investment personnel and considered such   Agreement.
independent trustees, at a meeting held         issues as AIM's portfolio and product
on June 30, 2005, the Board, including          review process, various back office        - Overall performance of AIM. The
all of the independent trustees,                support functions provided by AIM and      Board considered the overall performance
approved the continuance of the advisory        AIM's equity and fixed income trading      of AIM in providing investment advisory
agreement (the "Advisory Agreement")            operations. Based on the review of these   and portfolio administrative services to
between the Fund and AIM for another            and other factors, the Board concluded     the Fund and concluded that such
year, effective July 1, 2005.                   that the quality of services to be         performance was satisfactory.
                                                provided by AIM was appropriate and that
      The Board considered the factors          AIM currently is providing satisfactory    - Fees relative to those of
discussed below in evaluating the               services in accordance with the terms of   clients of AIM with comparable
fairness and reasonableness of the              the Advisory Agreement.                    investment strategies. The Board noted
Advisory Agreement at the meeting on                                                       that AIM does not serve as an advisor to
June 30, 2005 and as part of the Board's        - The performance of the Fund              other mutual funds or other clients with
ongoing oversight of the Fund. In their         relative to comparable funds. The Board    investment strategies comparable to
deliberations, the Board and the                reviewed the performance of the Fund       those of the Fund.
independent trustees did not identify           during the past one, three and five
any particular factor that was                  calendar years against the performance     - Fees relative to those of
controlling, and each trustee attributed        of funds advised by other advisors with    comparable funds with other advisors.
different weights to the various                investment strategies comparable to        The Board reviewed the advisory fee rate
factors.                                        those of the Fund. The Board noted that    for the Fund under the Advisory
                                                the Fund's performance for the three and   Agreement. The Board compared effective
      One of the responsibilities of the        five year periods was below the median     contractual advisory fee rates at a
Senior Officer of the Fund, who is              performance of such comparable funds and   common asset level and noted that the
independent of AIM and AIM's affiliates,        above such median performance for the      Fund's rate was below the median rate of
is to manage the process by which the           one year period. Based on this review      the funds advised by other advisors with
Fund's proposed management fees are             and after taking account of all of the     investment strategies comparable to
negotiated to ensure that they are              other factors that the Board considered    those of the Fund that the Board
negotiated in a manner which is at arm's        in determining whether to continue the     reviewed. The Board noted that AIM has
length and reasonable. To that end, the         Advisory Agreement for the Fund, the       agreed to waive advisory fees of the
Senior Officer must either supervise a          Board concluded that no changes should     Fund, as described below. Based on this
competitive bidding process or prepare          be made to the Fund and that it was not    review, the Board concluded that the
an independent written evaluation. The          necessary to change the Fund's portfolio   advisory fee rate for the Fund under the
Senior Officer has recommended an               management team at this time. However,     Advisory Agreement was fair and
independent written evaluation in lieu          due to the Fund's under-performance, the   reasonable.
of a competitive bidding process and,           Board also concluded that it would be
upon the direction of the Board, has            appropriate for management and the Board   - Expense limitations and fee
prepared such an independent written            to continue to closely monitor the         waivers. The Board noted that AIM has
evaluation. Such written evaluation also        performance of the Fund.                   contractually agreed to waive advisory
considered certain of the factors                                                          fees of the Fund through June 30, 2006
discussed below. In addition, as                - The performance of the Fund              to the extent necessary so that the
discussed below, the Senior Officer made        relative to indices. The Board reviewed    advisory fees payable by the Fund do not
certain recommendations to the Board in         the performance of the Fund during the     exceed a specified maximum advisory fee
connection with such written evaluation.        past one, three and five calendar years    rate, which maximum rate includes
                                                against the performance of the Lipper      breakpoints and is based on net asset
      The discussion below serves as a          Multi-Cap Core Index.(1) The Board noted   levels. The Board considered the
summary of the Senior Officer's                 that the Fund's performance in such        contractual nature of this fee waiver
independent written evaluation and              periods was below the performance of       and noted that it remains in effect
recommendations to the Board in                 such Index. Based on this review and       until June 30, 2006. The Board
connection therewith, as well as a              after taking account of all of the other   considered the effect this fee waiver
discussion of the material factors and          factors that the Board considered in       would have on the Fund's estimated
the conclusions with respect thereto            determining whether to continue the        expenses and concluded that the levels
that formed the basis for the Board's           Advisory Agreement for the Fund, the       of fee waivers/expense limitations for
approval of the Advisory Agreement.             Board concluded that no changes should     the Fund were fair and reasonable.
After consideration of all of the               be made to the Fund and that it was not
factors below and based on its informed         necessary to change the Fund's portfolio   - Breakpoints and economies of
business judgment, the Board determined         management team at this time. However,     scale. The Board reviewed the structure
that the Advisory Agreement is in the           due to the Fund's under-performance, the   of the Fund's advisory fee under the
best interests of the Fund and its              Board also concluded that it would be      Advisory Agreement, noting that it
shareholders and that the compensation          appropriate for management and the Board   includes two breakpoints. The Board
to AIM under the Advisory Agreement is          to continue to closely monitor the         reviewed the level of the Fund's
fair and reasonable and would have been         performance of the Fund.                   advisory fees, and noted that such fees,
obtained through arm's length                                                              as a percentage of the Fund's net
negotiations.                                                                              assets, have decreased as net assets
                                                                                           increased because the Advisory Agreement
- The nature and extent of the
advisory services to be provided by AIM.                                                                                 (continued)
The Board reviewed the services to be
provided by AIM under the Advisory              (1)   The Lipper Multi-Cap Core Index was chosen for the Board's comparison by
Agreement. Based on such review, the                  Lipper, Inc. In the Fund's prospectus and the discussion of the Fund's
Board concluded that the range of                     performance contained elsewhere in this report, AIM has measured the
services to be provided by AIM under the              Fund's performance against the Lipper Multi-Cap Growth Index. Due to
Advisory Agreement was appropriate and                changes in the Fund's investment program that were announced earlier in
that AIM currently is providing services              the year, the Russell 1000 Growth Index will be used in the Fund's
in accordance with the terms of the                   prospectus going forward and in the discussion of the Fund's performance
Advisory Agreement.                                   contained in future financial reports.

AIM SUMMIT FUND

includes breakpoints. The Board                 considered the Senior Officer's            trustees also considered the
noted that AIM has contractually agreed         written evaluation and the                 organizational structure employed by AIM
to waive advisory fees of the Fund              recommendation made by the Senior          and its affiliates to provide those
through June 30, 2006 to the extent             Officer to the Board that the Board        services. Based on the review of these
necessary so that the advisory fees             consider implementing a process to         and other factors, the Board concluded
payable by the Fund do not exceed a             assist them in more closely monitoring     that AIM and its affiliates were
specified maximum advisory fee rate,            the performance of the AIM Funds. The      qualified to continue to provide
which maximum rate includes breakpoints         Board concluded that it would be           non-investment advisory services to the
and is based on net asset levels. The           advisable to implement such a process as   Fund, including administrative, transfer
Board concluded that the Fund's fee             soon as reasonably practicable.            agency and distribution services, and
levels under the Advisory Agreement                                                        that AIM and its affiliates currently
therefore reflect economies of scale and        - Profitability of AIM and its             are providing satisfactory
that it was not necessary to change the         affiliates. The Board reviewed             non-investment advisory services.
advisory fee breakpoints in the Fund's          information concerning the profitability
advisory fee schedule.                          of AIM's (and its affiliates')             - Other factors and current
                                                investment advisory and other activities   trends. In determining whether to
- Investments in affiliated money               and its financial condition. The Board     continue the Advisory Agreement for the
market funds. The Board also took into          considered the overall profitability of    Fund, the Board considered the fact that
account the fact that uninvested cash           AIM, as well as the profitability of AIM   AIM, along with others in the mutual
and cash collateral from securities             in connection with managing the Fund.      fund industry, is subject to regulatory
lending arrangements (collectively,             The Board noted that AIM's operations      inquiries and litigation related to a
"cash balances") of the Fund may be             remain profitable, although increased      wide range of issues. The Board also
invested in money market funds advised          expenses in recent years have reduced      considered the governance and compliance
by AIM pursuant to the terms of an SEC          AIM's profitability. Based on the review   reforms being undertaken by AIM and its
exemptive order. The Board found that           of the profitability of AIM's and its      affiliates, including maintaining an
the Fund may realize certain benefits           affiliates' investment advisory and        internal controls committee and
upon investing cash balances in AIM             other activities and its financial         retaining an independent compliance
advised money market funds, including a         condition, the Board concluded that the    consultant, and the fact that AIM has
higher net return, increased liquidity,         compensation to be paid by the Fund to     undertaken to cause the Fund to operate
increased diversification or decreased          AIM under its Advisory Agreement was not   in accordance with certain governance
transaction costs. The Board also found         excessive.                                 policies and practices. The Board
that the Fund will not receive reduced                                                     concluded that these actions indicated a
services if it invests its cash balances        - Benefits of soft dollars to AIM.         good faith effort on the part of AIM to
in such money market funds. The Board           The Board considered the benefits          adhere to the highest ethical standards,
noted that, to the extent the Fund              realized by AIM as a result of brokerage   and determined that the current
invests in affiliated money market              transactions executed through "soft        regulatory and litigation environment to
funds, AIM has voluntarily agreed to            dollar" arrangements. Under these          which AIM is subject should not prevent
waive a portion of the advisory fees it         arrangements, brokerage commissions paid   the Board from continuing the Advisory
receives from the Fund attributable to          by the Fund and/or other funds advised     Agreement for the Fund.
such investment. The Board further              by AIM are used to pay for research and
determined that the proposed securities         execution services. This research is
lending program and related procedures          used by AIM in making investment
with respect to the lending Fund is in          decisions for the Fund. The Board
the best interests of the lending Fund          concluded that such arrangements were
and its respective shareholders. The            appropriate.
Board therefore concluded that the
investment of cash collateral received          - AIM's financial soundness in
in connection with the securities               light of the Fund's needs. The Board
lending program in the money market             considered whether AIM is financially
funds according to the procedures is in         sound and has the resources necessary to
the best interests of the lending Fund          perform its obligations under the
and its respective shareholders.                Advisory Agreement, and concluded that
                                                AIM has the financial resources
- Independent written evaluation                necessary to fulfill its obligations
and recommendations of the Fund's Senior        under the Advisory Agreement.
Officer. The Board noted that, upon
their direction, the Senior Officer of          - Historical relationship between
the Fund, who is independent of AIM and         the Fund and AIM. In determining whether
AIM's affiliates, had prepared an               to continue the Advisory Agreement for
independent written evaluation in order         the Fund, the Board also considered the
to assist the Board in determining the          prior relationship between AIM and the
reasonableness of the proposed                  Fund, as well as the Board's knowledge
management fees of the AIM Funds,               of AIM's operations, and concluded that
including the Fund. The Board noted that        it was beneficial to maintain the
the Senior Officer's written evaluation         current relationship, in part, because
had been relied upon by the Board in            of such knowledge. The Board also
this regard in lieu of a competitive            reviewed the general nature of the
bidding process. In determining whether         non-investment advisory services
to continue the Advisory Agreement for          currently performed by AIM and its
the Fund, the Board                             affiliates, such as administrative,
                                                transfer agency and distribution
                                                services, and the fees received by AIM
                                                and its affiliates for performing such
                                                services. In addition to reviewing such
                                                services, the

     SUPPLEMENT TO ANNUAL REPORT DATED 10/31/05

AIM SUMMIT FUND

========================================

CUMULATIVE TOTAL RETURNS                     THE PERFORMANCE DATA QUOTED REPRESENT              THE PERFORMANCE OF THE FUND'S
As of 10/31/05, including applicable sales   PAST PERFORMANCE AND CANNOT GUARANTEE        SHARE CLASSES WILL DIFFER DUE TO
charges                                      COMPARABLE FUTURE RESULTS; CURRENT           DIFFERENT SALES CHARGE STRUCTURES AND
                                             PERFORMANCE MAY BE LOWER OR HIGHER.          CLASS EXPENSES.
CLASS A SHARES                               PLEASE VISIT AIMINVESTMENTS.COM FOR THE
Inception (10/31/05)              -5.48%     MOST RECENT MONTH-END PERFORMANCE.                 SEE FULL REPORT FOR INFORMATION ON
                                             PERFORMANCE FIGURES REFLECT REINVESTED       COMPARATIVE BENCHMARKS. PLEASE CONSULT
CLASS B SHARES                               DISTRIBUTIONS, CHANGES IN NET ASSET          YOUR FUND PROSPECTUS FOR MORE
Inception (10/31/05)              -5.00%     VALUE AND THE EFFECT OF THE MAXIMUM          INFORMATION. FOR THE MOST RECENT
                                             SALES CHARGE UNLESS OTHERWISE STATED.        MONTH-END PERFORMANCE, PLEASE CALL
CLASS C SHARES                               INVESTMENT RETURN AND PRINCIPAL VALUE        800-959-4246 OR VISIT
Inception (10/31/05)              -1.00%     WILL FLUCTUATE SO THAT YOU MAY HAVE A        AIMINVESTMENTS.COM.
                                             GAIN OR LOSS WHEN YOU SELL SHARES.
========================================
                                                   CLASS A SHARE PERFORMANCE REFLECTS
                                             THE MAXIMUM 5.50% SALES CHARGE, AND
                                             CLASS B AND CLASS C SHARE PERFORMANCE
                                             REFLECTS THE APPLICABLE CONTINGENT
                                             DEFERRED SALES CHARGE (CDSC) FOR THE
                                             PERIOD INVOLVED. THE CDSC ON CLASS B
                                             SHARES DECLINES FROM 5% BEGINNING AT THE
                                             TIME OF PURCHASE TO 0% AT THE BEGINNING
                                             OF THE SEVENTH YEAR. THE CDSC ON CLASS C
                                             SHARES IS 1% FOR THE FIRST YEAR AFTER
                                             PURCHASE.

========================================

NASDAQ SYMBOLS

Class A Shares                     ASMMX
Class B Shares                     BSMMX
Class C Shares                     CCMMX

========================================

                                                                                       Over for information on your Fund's expenses.

==========================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS
SHOULD READ IT CAREFULLY BEFORE INVESTING.

==========================================================================================

NOT FDIC INSURED MAY LOSE VALUE    NO BANK GUARANTEE

                                                          [YOUR GOALS.
                                                          OUR SOLUTIONS.]                     [AIM INVESTMENTS LOGO]
                                                      - REGISTERED TRADEMARK -               - REGISTERED TRADEMARK -

AIMINVESTMENTS.COM  SUM-INS-3-E    A I M  Distributors, Inc.

     INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      actual account values and actual             Fund's actual return. The Fund's actual
                                             expenses. You may use the information in     cumulative total returns at net asset
As a shareholder of the Fund, you incur      this table, together with the amount you     value after expenses for October 31,
two types of costs: (1) transaction          invested, to estimate the expenses that      2005, appear in the table "Cumulative
costs, which may include sales charges       you paid over the period. Simply divide      Total Returns" on the front of this
(loads) on purchase payments; contingent     your account value by $1,000 (for            supplement.
deferred sales charges on redemptions;       example, an $8,600 account value divided
and redemption fees, if any; and (2)         by $1,000 = 8.6), then multiply the                The hypothetical account values
ongoing costs, including management          result by the number in the table under      and expenses may not be used to estimate
fees; distribution and/or service fees       the heading entitled "Actual Expenses        the actual ending account balance or
(12b-1); and other Fund expenses. This       Paid During Period" to estimate the          expenses you paid for the period. You
example is intended to help you              expenses you paid on your account during     may use this information to compare the
understand your ongoing costs (in            this period (October 31, 2005 for Class      ongoing costs of investing in the Fund
dollars) of investing in the Fund and to     A, B and C shares). Because the actual       and other funds. To do so, compare this
compare these costs with ongoing costs       ending account value and expense             5% hypothetical example with the 5%
of investing in other mutual funds. The      information in the example is not based      hypothetical examples that appear in the
actual ending account values and             upon a six month period, the ending          shareholder reports of the other funds.
expenses in the below example are based      account value and expense information
on an investment of $1,000 invested on       may not provide a meaningful comparison            Please note that the expenses
October 31, 2005 (the date Class A, B        to mutual funds that provide such            shown in the table are meant to
and C shares commenced operations). The      information for a full six month period.     highlight your ongoing costs only and do
hypothetical ending account values and                                                    not reflect any transactional costs,
expenses in the below example are based      HYPOTHETICAL EXAMPLE FOR COMPARISON          such as sales charges (loads) on
on an investment of $1,000 invested at       PURPOSES                                     purchase payments, contingent deferred
the beginning of the period and held for                                                  sales charges on redemptions, and
the entire six month period May 1, 2005,     The table below also provides                redemption fees, if any. Therefore, the
through October 31, 2005.                    information about hypothetical account       hypothetical information is useful in
                                             values and hypothetical expenses based       comparing ongoing costs only, and will
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       not help you determine the relative
                                             an assumed rate of return of 5% per year     total costs of owning different funds.
The table below provides information         before expenses, which is not the            In addition, if these transactional
about                                                                                     costs were included, your costs would
                                                                                          have been higher.

====================================================================================================================================

                                       ACTUAL                           HYPOTHETICAL
                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

            BEGINNING          ENDING           EXPENSES         ENDING                EXPENSES           ANNUALIZED
SHARE     ACCOUNT VALUE     ACCOUNT VALUE     PAID DURING     ACCOUNT VALUE           PAID DURING           EXPENSE
CLASS       (5/1/05)        (10/31/05)(1)      PERIOD(2)       (10/31/05)            PERIOD(2),(3)           RATIO
  A        $ 1,000.00         $ 1,000.00        $ 0.03          $ 1,018.80             $  6.46                1.27%
  B          1,000.00           1,000.00          0.06            1,015.02               10.26                2.02
  C          1,000.00           1,000.00          0.06            1,015.02               10.26                2.02

(1) The actual ending account value is based on the actual total return of the Fund for October 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period May 1, 2005, through October 31, 2005. The Fund's actual cumulative total returns at net asset value after expenses for the period ended October 31, 2005, appear in the table "Cumulative Total Returns"
   on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 1 (October 31, 2005)/365. Because the share classes have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class A, B and C shares of the Fund and other funds because such data is based on a full six month period.

====================================================================================================================================

AIM INVESTMENTS.COM    SUM-INS-3-E            A I M  Distributors, Inc.

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2005


                                                 SHARES          VALUE
---------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-84.87%

ADVERTISING-0.72%

Interpublic Group of Cos., Inc. (The)(a)(b)      1,563,700   $   16,153,021
===========================================================================

AEROSPACE & DEFENSE-0.86%

Lockheed Martin Corp.                              131,200        7,945,472
---------------------------------------------------------------------------
United Technologies Corp.                          219,100       11,235,448
===========================================================================
                                                                 19,180,920
===========================================================================

APPAREL RETAIL-0.76%

Gap, Inc. (The)                                    983,529       16,995,381
===========================================================================

APPLICATION SOFTWARE-0.73%

Amdocs Ltd.(b)                                     233,800        6,188,686
---------------------------------------------------------------------------
Intuit Inc.(a)(b)                                  220,000       10,104,600
===========================================================================
                                                                 16,293,286
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.82%

Franklin Resources, Inc.                           111,800        9,879,766
---------------------------------------------------------------------------
T. Rowe Price Group Inc.                           130,400        8,543,808
===========================================================================
                                                                 18,423,574
===========================================================================

BIOTECHNOLOGY-2.60%

Amgen Inc.(b)                                      403,400       30,561,584
---------------------------------------------------------------------------
Genzyme Corp.(b)                                   192,700       13,932,210
---------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                           291,800       13,787,550
===========================================================================
                                                                 58,281,344
===========================================================================

COMMODITY CHEMICALS-0.51%

Lyondell Chemical Co.(a)                           425,000       11,390,000
===========================================================================

COMMUNICATIONS EQUIPMENT-1.76%

Cisco Systems, Inc.(b)                           1,224,300       21,364,035
---------------------------------------------------------------------------
QUALCOMM Inc.                                      262,600       10,440,976
---------------------------------------------------------------------------
Scientific-Atlanta, Inc.(a)                        216,600        7,676,304
===========================================================================
                                                                 39,481,315
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.35%

Best Buy Co., Inc.(a)                              175,000        7,745,500
===========================================================================

COMPUTER HARDWARE-1.15%

Apple Computer, Inc.(b)                            250,000       14,397,500
---------------------------------------------------------------------------
Dell Inc.(b)                                       356,200       11,355,656
===========================================================================
                                                                 25,753,156
===========================================================================

COMPUTER STORAGE & PERIPHERALS-1.48%

Lexmark International, Inc.-Class A(b)              96,700        4,014,984
---------------------------------------------------------------------------
SanDisk Corp.(b)                                   375,300       22,101,417
---------------------------------------------------------------------------

                                                 SHARES          VALUE
---------------------------------------------------------------------------

COMPUTER STORAGE & PERIPHERALS-(CONTINUED)

Western Digital Corp.(b)                           577,200   $    6,984,120
===========================================================================
                                                                 33,100,521
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.03%

Caterpillar Inc.                                   230,000       12,095,700
---------------------------------------------------------------------------
Deere & Co.(a)                                     182,000       11,043,760
===========================================================================
                                                                 23,139,460
===========================================================================

CONSUMER ELECTRONICS-1.32%

Garmin Ltd.                                        212,300       12,192,389
---------------------------------------------------------------------------
Harman International Industries, Inc.(a)           174,300       17,405,598
===========================================================================
                                                                 29,597,987
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.58%

Ceridian Corp.(b)                                  661,109       14,484,898
---------------------------------------------------------------------------
First Data Corp.                                   520,000       21,034,000
===========================================================================
                                                                 35,518,898
===========================================================================

DIVERSIFIED CHEMICALS-1.35%

Dow Chemical Co. (The)(a)                          356,800       16,362,848
---------------------------------------------------------------------------
E. I. du Pont de Nemours and Co.(a)                232,500        9,692,925
---------------------------------------------------------------------------
Eastman Chemical Co.                                80,700        4,257,732
===========================================================================
                                                                 30,313,505
===========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.62%

Cendant Corp.                                      803,601       13,998,729
===========================================================================

DIVERSIFIED METALS & MINING-1.35%

Phelps Dodge Corp.(a)                              251,700       30,322,299
===========================================================================

EDUCATION SERVICES-0.54%

Apollo Group, Inc.-Class A(a)(b)                   192,700       12,143,954
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.21%

Emerson Electric Co.                               166,000       11,545,300
---------------------------------------------------------------------------
Rockwell Automation, Inc.(a)                       292,000       15,519,800
===========================================================================
                                                                 27,065,100
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.04%

Waste Management, Inc.                             789,881       23,309,388
===========================================================================

FOOD RETAIL-1.23%

Kroger Co. (The)(b)                              1,387,682       27,614,872
===========================================================================

FOOTWEAR-0.41%

NIKE, Inc.-Class B                                 110,100        9,253,905
===========================================================================


                                                 SHARES          VALUE
---------------------------------------------------------------------------

GENERAL MERCHANDISE STORES-0.83%

Target Corp.(a)                                    335,062   $   18,659,603
===========================================================================

HEALTH CARE DISTRIBUTORS-2.80%

Cardinal Health, Inc.                              494,000       30,879,940
---------------------------------------------------------------------------
McKesson Corp.                                     543,901       24,709,423
---------------------------------------------------------------------------
Schein (Henry), Inc.(a)(b)                         183,500        7,273,940
===========================================================================
                                                                 62,863,303
===========================================================================

HEALTH CARE EQUIPMENT-3.14%

Becton, Dickinson and Co.                          207,100       10,510,325
---------------------------------------------------------------------------
Biomet, Inc.(a)                                    242,600        8,449,758
---------------------------------------------------------------------------
IDEXX Laboratories, Inc.(a)(b)                      82,000        5,750,660
---------------------------------------------------------------------------
St. Jude Medical, Inc.(b)                          313,400       15,065,138
---------------------------------------------------------------------------
Waters Corp.(b)                                    421,695       15,265,359
---------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)(b)                        242,305       15,451,790
===========================================================================
                                                                 70,493,030
===========================================================================

HEALTH CARE FACILITIES-0.84%

HCA Inc.                                           390,825       18,833,857
===========================================================================

HOME IMPROVEMENT RETAIL-0.33%

Lowe's Cos., Inc.(a)                               122,303        7,432,353
===========================================================================

HOMEFURNISHING RETAIL-0.87%

Bed Bath & Beyond Inc.(b)                          483,400       19,587,368
===========================================================================

HOUSEHOLD APPLIANCES-0.53%

Black & Decker Corp. (The)                         144,300       11,851,359
===========================================================================

HOUSEHOLD PRODUCTS-1.57%

Clorox Co. (The)(a)                                207,000       11,202,840
---------------------------------------------------------------------------
Procter & Gamble Co. (The)(a)                      428,500       23,991,715
===========================================================================
                                                                 35,194,555
===========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.79%

Robert Half International Inc.                     481,000       17,739,280
===========================================================================

INDUSTRIAL CONGLOMERATES-2.86%

3M Co.(a)                                          223,900       17,011,922
---------------------------------------------------------------------------
General Electric Co.                               579,000       19,633,890
---------------------------------------------------------------------------
Tyco International Ltd.                          1,039,000       27,419,210
===========================================================================
                                                                 64,065,022
===========================================================================

INDUSTRIAL MACHINERY-1.77%

Eaton Corp.                                        257,000       15,119,310
---------------------------------------------------------------------------
Illinois Tool Works Inc.                           205,000       17,375,800
---------------------------------------------------------------------------
Parker Hannifin Corp.                              114,660        7,186,889
===========================================================================
                                                                 39,681,999
===========================================================================

INTEGRATED OIL & GAS-4.12%

Chevron Corp.                                      194,500       11,100,115
---------------------------------------------------------------------------
ConocoPhillips                                     357,000   $   23,340,660
---------------------------------------------------------------------------


                                                 SHARES          VALUE
---------------------------------------------------------------------------

INTEGRATED OIL & GAS-(CONTINUED)

Exxon Mobil Corp.                                  460,000       25,824,400
---------------------------------------------------------------------------
Occidental Petroleum Corp.                         406,000       32,025,280
===========================================================================
                                                                 92,290,455
===========================================================================

INTERNET RETAIL-1.06%

eBay Inc.(a)(b)                                    602,135       23,844,546
===========================================================================

INTERNET SOFTWARE & SERVICES-0.28%

HomeStore, Inc.(b)                                  52,492          190,546
---------------------------------------------------------------------------
Yahoo! Inc.(a)(b)                                  165,000        6,100,050
===========================================================================
                                                                  6,290,596
===========================================================================

INVESTMENT BANKING & BROKERAGE-3.30%

Goldman Sachs Group, Inc. (The)(a)                 162,500       20,535,125
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(a)                   168,000       20,104,560
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          276,850       17,923,269
---------------------------------------------------------------------------
Morgan Stanley                                     284,200       15,463,322
===========================================================================
                                                                 74,026,276
===========================================================================

LEISURE PRODUCTS-0.18%

Mattel, Inc.                                       273,420        4,032,945
===========================================================================

MANAGED HEALTH CARE-3.46%

Aetna Inc.                                         200,900       17,791,704
---------------------------------------------------------------------------
Coventry Health Care, Inc.(b)                      308,400       16,650,516
---------------------------------------------------------------------------
UnitedHealth Group Inc.                            746,881       43,236,941
===========================================================================
                                                                 77,679,161
===========================================================================

MOVIES & ENTERTAINMENT-0.98%

Walt Disney Co. (The)(a)                           901,601       21,972,016
===========================================================================

OIL & GAS DRILLING-2.13%

ENSCO International Inc.                           108,878        4,963,748
---------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                         783,300       26,734,029
---------------------------------------------------------------------------
Transocean Inc.(b)                                 277,474       15,951,980
===========================================================================
                                                                 47,649,757
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.79%

Baker Hughes Inc.                                  502,700       27,628,392
---------------------------------------------------------------------------
Halliburton Co.                                    406,701       24,036,029
---------------------------------------------------------------------------
Weatherford International Ltd.(b)                  175,420       10,981,292
===========================================================================
                                                                 62,645,713
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.82%

Apache Corp.                                       512,350       32,703,301
---------------------------------------------------------------------------
Burlington Resources Inc.(a)                       459,200       33,163,424
---------------------------------------------------------------------------
Devon Energy Corp.(a)                              328,700       19,846,906
===========================================================================
                                                                 85,713,631
===========================================================================


                                                 SHARES          VALUE
---------------------------------------------------------------------------

OIL & GAS REFINING & MARKETING-2.83%

Sunoco, Inc.(a)                                    380,000   $   28,310,000
---------------------------------------------------------------------------
Valero Energy Corp.                                333,200       35,065,968
===========================================================================
                                                                 63,375,968
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.00%

Citigroup Inc.                                     496,533       22,731,281
---------------------------------------------------------------------------
JPMorgan Chase & Co.                               603,816       22,111,742
===========================================================================
                                                                 44,843,023
===========================================================================

PACKAGED FOODS & MEATS-0.39%

Kellogg Co.                                        200,000        8,834,000
===========================================================================

PERSONAL PRODUCTS-0.19%

Avon Products, Inc.(a)                             154,900        4,180,751
===========================================================================

PHARMACEUTICALS-3.10%

Allergan, Inc.(a)                                   85,000        7,590,500
---------------------------------------------------------------------------
Johnson & Johnson                                  432,900       27,108,198
---------------------------------------------------------------------------
Pfizer Inc.                                        927,539       20,164,698
---------------------------------------------------------------------------
Wyeth                                              331,240       14,760,054
===========================================================================
                                                                 69,623,450
===========================================================================

PROPERTY & CASUALTY INSURANCE-1.06%

ACE Ltd.                                           455,701       23,742,022
===========================================================================

RAILROADS-1.02%

Burlington Northern Santa Fe Corp.(a)              223,900       13,895,234
---------------------------------------------------------------------------
Norfolk Southern Corp.                             221,400        8,900,280
===========================================================================
                                                                 22,795,514
===========================================================================

RESTAURANTS-0.44%

McDonald's Corp.                                   312,800        9,884,480
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.61%

Novellus Systems, Inc.(b)                          626,000       13,684,360
===========================================================================

SEMICONDUCTORS-0.43%

Intel Corp.                                        410,000        9,635,000
===========================================================================

SOFT DRINKS-1.14%

PepsiCo, Inc.(a)                                   431,000       25,463,480
===========================================================================

SPECIALIZED CONSUMER SERVICES-0.43%

H&R Block, Inc.                                    390,041        9,696,419
===========================================================================

SPECIALIZED FINANCE-0.77%

Moody's Corp.(a)                                   323,000       17,202,980
===========================================================================

SPECIALTY STORES-0.96%

Michaels Stores, Inc.(a)                           250,000        8,270,000
---------------------------------------------------------------------------

                                                 SHARES          VALUE
---------------------------------------------------------------------------

SPECIALTY STORES-(CONTINUED)

Staples, Inc.                                      583,350   $   13,259,546
===========================================================================
                                                                 21,529,546
===========================================================================

STEEL-1.35%

Nucor Corp.(a)                                     154,000        9,216,900
---------------------------------------------------------------------------
United States Steel Corp.                          577,500       21,096,075
===========================================================================
                                                                 30,312,975
===========================================================================

SYSTEMS SOFTWARE-4.42%

Computer Associates International, Inc.          1,043,461       29,185,604
---------------------------------------------------------------------------
McAfee Inc.(b)                                     398,000       11,951,940
---------------------------------------------------------------------------
Microsoft Corp.                                  1,222,800       31,425,960
---------------------------------------------------------------------------
Oracle Corp.(b)                                  1,464,100       18,564,788
---------------------------------------------------------------------------
Symantec Corp.(b)                                  331,200        7,899,120
===========================================================================
                                                                 99,027,412
===========================================================================

THRIFTS & MORTGAGE FINANCE-1.23%

Fannie Mae                                         429,000       20,386,080
---------------------------------------------------------------------------
MGIC Investment Corp.(a)                           122,500        7,256,900
===========================================================================
                                                                 27,642,980
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.63%

Sprint Nextel Corp.                                602,063       14,034,089
===========================================================================
    Total Domestic Common Stocks (Cost
      $1,398,214,653)                                         1,903,131,389
===========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-12.07%

AUSTRALIA-0.42%

BHP Billiton Ltd. (Diversified Metals &
  Mining)(c)                                       605,000        9,388,672
===========================================================================

BERMUDA-0.51%

Ingersoll-Rand Co. Ltd.-Class A (Industrial
  Machinery)                                       301,200       11,382,348
===========================================================================

BRAZIL-0.65%

Companhia Vale do Rio Doce-ADR (Steel)             350,000       14,465,500
===========================================================================

FINLAND-0.64%

Nokia Oyj-ADR (Communications Equipment)           850,000       14,297,000
===========================================================================

FRANCE-1.16%

Sanofi-Aventis (Pharmaceuticals)(c)                326,066       26,113,339
===========================================================================

ISRAEL-0.61%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                359,800       13,715,576
===========================================================================

JAPAN-4.33%

Bridgestone Corp. (Tires & Rubber)(c)              373,000        7,635,267
---------------------------------------------------------------------------
FANUC Ltd. (Industrial Machinery)(c)                72,000        5,691,456
---------------------------------------------------------------------------


                                                 SHARES          VALUE
---------------------------------------------------------------------------
JAPAN-(CONTINUED)

Komatsu Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(c)                                 920,000   $   12,388,349
---------------------------------------------------------------------------
Matsushita Electric Industrial Co. Ltd.
  (Consumer Electronics)(c)                        681,000       12,501,754
---------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.-ADR
  (Consumer Electronics)                            51,600          949,440
---------------------------------------------------------------------------
Millea Holdings, Inc. (Property & Casualty
  Insurance)(c)                                        690       12,550,984
---------------------------------------------------------------------------
Mitsui O.S.K. Lines, Ltd. (Marine)(a)(c)         1,626,000       11,488,474
---------------------------------------------------------------------------
Mitsui Sumitomo Insurance Co., Ltd. (Property
  & Casualty Insurance)(c)                       1,047,000       13,519,067
---------------------------------------------------------------------------
Nippon Yusen Kabushiki Kaisha (Marine)(c)        1,295,000        7,841,110
---------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)(c)      400,000       12,532,436
===========================================================================
                                                                 97,098,337
===========================================================================

MEXICO-0.63%

CEMEX, S.A. de C.V.-ADR (Construction
  Materials)                                       272,250       14,176,057
===========================================================================

NETHERLANDS-0.60%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Consumer Electronics)      514,880       13,469,261
===========================================================================

SINGAPORE-0.27%

Marvell Technology Group Ltd.
  (Semiconductors)(a)(b)                           130,000        6,033,300
===========================================================================

SOUTH KOREA-1.22%

Hyundai Mipo Dockyard Co., Ltd. (Construction
  & Farm Machinery & Heavy Trucks)(c)              120,000        7,461,494
---------------------------------------------------------------------------
Kookmin Bank (Diversified Banks)(c)                209,000       12,014,638
---------------------------------------------------------------------------
POSCO-ADR (Steel)                                  155,000        7,949,950
===========================================================================
                                                                 27,426,082
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


SWITZERLAND-0.62%

Alcon, Inc. (Health Care Supplies)                 105,000   $   13,954,500
===========================================================================

UNITED KINGDOM-0.41%

Rio Tinto PLC (Diversified Metals &
  Mining)(c)                                       242,000        9,245,909
===========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $240,450,022)                             270,765,881
===========================================================================

MONEY MARKET FUNDS-3.50%

Liquid Assets Portfolio-Institutional
  Class(d)                                      39,282,365       39,282,365
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)     39,282,365       39,282,365
===========================================================================
    Total Money Market Funds (Cost
      $78,564,730)                                               78,564,730
===========================================================================
TOTAL INVESTMENTS-100.44% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,717,229,405)                                             2,252,462,000
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-14.59%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  163,546,306      163,546,306
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                  163,546,306      163,546,306
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $327,092,612)                                       327,092,612
===========================================================================
TOTAL INVESTMENTS-115.03% (Cost
  $2,044,322,017)                                             2,579,554,612
===========================================================================
OTHER ASSETS LESS LIABILITIES-(15.03%)                         (336,995,562)
===========================================================================
NET ASSETS-100.00%                                           $2,242,559,050
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for securities lending transactions at October 31, 2005.
(b) Non-income producing security.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2005 was $160,372,949, which represented 7.15% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005

ASSETS:

Investments, at value (cost $1,638,664,675)*  $2,173,897,270
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $405,657,342)                            405,657,342
============================================================
     Total investments (cost $2,044,322,017)   2,579,554,612
============================================================
Receivables for:
  Investments sold                                 3,599,874
------------------------------------------------------------
  Fund shares sold                                    70,345
------------------------------------------------------------
  Dividends                                        1,508,624
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               116,629
------------------------------------------------------------
Other assets                                          47,931
============================================================
     Total assets                              2,584,898,015
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           12,933,128
------------------------------------------------------------
  Fund shares reacquired                             894,226
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                250,430
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      327,092,612
------------------------------------------------------------
Accrued distribution fees                            281,563
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             9,176
------------------------------------------------------------
Accrued transfer agent fees                          659,722
------------------------------------------------------------
Accrued operating expenses                           218,108
============================================================
     Total liabilities                           342,338,965
============================================================
Net assets applicable to shares outstanding   $2,242,559,050
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,340,085,844
------------------------------------------------------------
Undistributed net investment income                5,615,966
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (638,449,422)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              535,306,662
============================================================
                                              $2,242,559,050
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $       10,106
____________________________________________________________
============================================================
Class B                                       $       10,106
____________________________________________________________
============================================================
Class C                                       $       10,106
____________________________________________________________
============================================================
Class P                                       $2,242,528,732
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                  888
____________________________________________________________
============================================================
Class B                                                  888
____________________________________________________________
============================================================
Class C                                                  888
____________________________________________________________
============================================================
Class P                                          197,021,365
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        11.38
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $11.38 divided by
       94.50%)                                $        12.04
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        11.38
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        11.38
____________________________________________________________
============================================================
Class P:
  Net asset value, offering and redemption
     price per share                          $        11.38
____________________________________________________________
============================================================

* At October 31, 2005, securities with an aggregate value of $323,553,405 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2005

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $321,807)        $ 25,381,225
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $418,287, after compensation
  to counterparties of $7,311,576)                               3,182,827
==========================================================================
  Total investment income                                       28,564,052
==========================================================================


EXPENSES:

Advisory fees                                                   14,102,987
--------------------------------------------------------------------------
Administrative services fees                                       439,004
--------------------------------------------------------------------------
Custodian fees                                                     224,678
--------------------------------------------------------------------------
Distribution fees -- P                                           5,776,793
--------------------------------------------------------------------------
Transfer agent fees -- P                                         2,806,622
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           98,046
--------------------------------------------------------------------------
Other                                                              441,153
==========================================================================
     Total expenses                                             23,889,283
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                   (3,305,863)
==========================================================================
     Net expenses                                               20,583,420
==========================================================================
     Net investment income                                       7,980,632
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (includes gains from securities sold
     to affiliates of $1,346,994)                              136,162,513
--------------------------------------------------------------------------
  Foreign currencies                                              (217,833)
==========================================================================
                                                               135,944,680
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        155,902,846
--------------------------------------------------------------------------
  Foreign currencies                                                74,067
==========================================================================
                                                               155,976,913
==========================================================================
Net gain from investment securities and foreign currencies     291,921,593
==========================================================================
Net increase in net assets resulting from operations          $299,902,225
__________________________________________________________________________
==========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2005 and 2004

                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    7,980,632    $   (2,991,415)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                              135,944,680        64,972,600
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            155,976,913        93,396,720
==============================================================================================
    Net increase in net assets resulting from operations         299,902,225       155,377,905
==============================================================================================
Distributions to shareholders from net investment income:
  Class P                                                         (2,007,866)               --
==============================================================================================
Share transactions-net:
  Class A                                                             10,000                --
----------------------------------------------------------------------------------------------
  Class B                                                             10,000                --
----------------------------------------------------------------------------------------------
  Class C                                                             10,000                --
----------------------------------------------------------------------------------------------
  Class P                                                       (136,653,326)       11,955,733
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (136,623,326)       11,955,733
==============================================================================================
    Net increase in net assets                                   161,271,033       167,333,638
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,081,288,017     1,913,954,379
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $5,615,966 and $(186,928), respectively)        $2,242,559,050    $2,081,288,017
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Summit Fund (the "Fund") is organized as a Delaware statutory trust ("Trust") registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company having an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class P are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

J. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund paid an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $10 million                                             1.00%
--------------------------------------------------------------------
Next $140 million                                             0.75%
--------------------------------------------------------------------
Over $150 million                                             0.625%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended October 31, 2005, AIM waived fees of $24,451.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended October 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $16,960.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2005, AIM was paid $439,004.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended October 31, 2005, the Fund paid AISI $0 for Class A, Class B and Class C share classes and $2,806,622 for Class P shares.

    The Fund has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Class P shares. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class P shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of Class P shares. Prior to July 1, 2005, the Fund paid ADI 0.30% of the average daily assets of Class P shares. Of these amounts, up to 0.25% of the average daily net assets of Class A, Class B, Class C or Class P shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Through June 30, 2005, ADI contractually agreed to waive 0.20% of Rule 12b-1 plan fees on Class P shares held through Summit Investor Plans I ("Plans I"). Also, ADI voluntarily agreed to waive 0.05% of Rule 12b-1 plan fees on Class P shares held through AIM Summit Investor Plans
II. ADI has contractually agreed to waive 0.15% of 12b-1 fees on Class P shares held through Plans I. As a result of this waiver, Plan fees are accrued at an annual rate of 0.25% of the average daily net assets with respect to Class P shares, except with respect to Class P shares held through Plans I; Plan fees accrue at an annual rate of 0.10% of the average daily net assets with respect to those shares. Accruing fees at two different rates resulted in a blended rate of 11% of the average daily net assets of the Class P shares as of October 31, 2005. Pursuant to the Plans, for the year ended October 31, 2005, the Class A, Class B, Class C and Class P shares paid $0, $0, $0 and $2,512,760 after ADI waived Class P shares fees of $3,264,033.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2005, ADI advised the Fund that it retained $0 in front-end sales commissions from the sale of Class A shares and $0, $0 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Substantially all Class P shares are held on record by State Street Bank and Trust Company as custodian for AIM Summit Investors Plans I and AIM Summit Investors Plans II, each a unit investment trust that is sponsored by ADI.

    Certain officers and trustees of the Fund are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                                     CHANGE IN
                                                                                     UNREALIZED
                                 VALUE          PURCHASES          PROCEEDS         APPRECIATION        VALUE         DIVIDEND
FUND                            10/31/04         AT COST          FROM SALES       (DEPRECIATION)      10/31/05        INCOME
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class         $ 41,927,214    $  238,170,846    $  (240,815,695)       $  --         $ 39,282,365    $1,376,407
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class           41,927,215       238,170,846       (240,815,696)          --           39,282,365     1,388,133
===============================================================================================================================
  Subtotal                    $ 83,854,429    $  476,341,692    $  (481,631,391)       $  --         $ 78,564,730    $2,764,540
_______________________________________________________________________________________________________________________________
===============================================================================================================================


                               REALIZED
FUND                          GAIN (LOSS)
----------------------------
Liquid Assets Portfolio-
  Institutional Class            $  --
----------------------------
STIC Prime Portfolio-
  Institutional Class               --
============================
  Subtotal                       $  --
____________________________
============================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                                     CHANGE IN
                                                                                     UNREALIZED
                                 VALUE          PURCHASES          PROCEEDS         APPRECIATION        VALUE         DIVIDEND
FUND                            10/31/04         AT COST          FROM SALES       (DEPRECIATION)      10/31/05       INCOME*
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class         $229,382,849    $  558,100,453    $  (623,936,996)       $  --         $163,546,306    $  208,025
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class          229,382,849       557,056,385       (622,892,928)          --          163,546,306       210,262
===============================================================================================================================
  Subtotal                    $458,765,698    $1,115,156,838    $(1,246,829,924)       $  --         $327,092,612    $  418,287
===============================================================================================================================
  Total                       $542,620,127    $1,591,498,530    $(1,728,461,315)       $  --         $405,657,342    $3,182,827
_______________________________________________________________________________________________________________________________
===============================================================================================================================


                               REALIZED
FUND                          GAIN (LOSS)
----------------------------
Liquid Assets Portfolio-
  Institutional Class            $  --
----------------------------
STIC Prime Portfolio-
  Institutional Class               --
============================
  Subtotal                       $  --
============================
  Total                          $  --
____________________________
============================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2005, the Fund engaged in securities purchases of $2,399,180 and sales of $12,582,879, which resulted in net realized gains of $1,346,994.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $419.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2005, the Fund paid legal fees of $8,895 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2005, securities with an aggregate value of $323,553,405 were on loan to brokers. The loans were secured by cash collateral of $327,092,612 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2005, the Fund received dividends on cash collateral of $418,287 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2005 and 2004 was as follows:

                                                                 2005        2004
----------------------------------------------------------------------------------
Distribution paid from ordinary income                        $2,007,866    $   --
__________________________________________________________________________________
==================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2005, the components of net assets on a tax basis were as follows:

                                                                     2005
------------------------------------------------------------------------------
Undistributed ordinary income                                   $    5,826,226
------------------------------------------------------------------------------
Undistributed appreciation-investments                             526,879,645
------------------------------------------------------------------------------
Temporary tax/book difference                                         (210,260)
------------------------------------------------------------------------------
Capital loss carryforward                                         (630,022,405)
------------------------------------------------------------------------------
Shares of Beneficial Interest                                    2,340,085,844
==============================================================================
Total Net Assets                                                $2,242,559,050
______________________________________________________________________________
==============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the deferral of losses on wash sales and the tax treatment of certain option contracts. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $74,067.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions

    The Fund utilized $136,149,122 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $316,212,461
-----------------------------------------------------------------------------
October 31, 2010                                                 234,675,436
-----------------------------------------------------------------------------
October 31, 2011                                                  79,134,508
=============================================================================
Total capital loss carryforward                                 $630,022,405
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2005 was $651,376,664 and $769,461,072, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $590,453,280
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (63,647,702)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities             $526,805,578
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $2,052,749,034.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as result of differing book/tax treatment of foreign currency transactions and return of capital distributions on securities held, on October 31, 2005, undistributed net investment income was decreased by $169,872, undistributed net realized gain (loss) was increased by $384,181 and shares of beneficial interest decreased by $214,309. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A shares, Class B shares, Class C shares and Class P shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

  Class P shares are offered to and may be purchased by current planholders only through AIM Summit Investor Plans I and AIM Summit Investors Plans II. AIM Summit Investors Plans I was closed to new contracts on August 16, 1999. AIM Summit Investors Plans II was closed to new contracts on January 12, 2005.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2005                            2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A(a)(b)                                                       888    $      10,000             --    $          --
--------------------------------------------------------------------------------------------------------------------------
  Class B(a)(b)                                                       888           10,000             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C(a)(b)                                                       888           10,000             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class P(c)                                                   13,547,058      147,296,845     16,083,304      158,889,348
==========================================================================================================================
Issued as reinvestment of dividends:
  Class P(c)                                                      181,479        1,932,754             --               --
==========================================================================================================================
Reacquired:
  Class P(c)                                                  (26,231,384)    (285,882,925)   (14,878,160)    (146,933,615)
==========================================================================================================================
                                                              (12,500,183)   $(136,623,326)     1,205,144    $  11,955,733
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) As of October 31, 2005, All shares of Class A, Class B and Class C are owned by AIM.
(b)  Class A, Class B and Class C shares commenced sales on October 31, 2005.
(c) Effective June 30, 2005, the shares of AIM Summit Fund in which the AIM Summit Investors Plans I and AIM Summit Investors Plans II invest were redesignated as Class P shares.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                         CLASS A
                                                                -------------------------
                                                                    OCTOBER 31, 2005
                                                                       (DATE SALES
                                                                      COMMENCED) TO
                                                                    OCTOBER 31, 2005
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $  11.38
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                       --
-----------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                      --
=========================================================================================
    Total from investment operations                                          --
=========================================================================================
Net asset value, end of period                                          $  11.38
_________________________________________________________________________________________
=========================================================================================
Total return                                                                  --
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $     10
_________________________________________________________________________________________
=========================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                              --
-----------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                           --
=========================================================================================
Ratio of net investment income to average net assets                          --
_________________________________________________________________________________________
=========================================================================================
Portfolio turnover rate                                                       31%
_________________________________________________________________________________________
=========================================================================================

                                                                       CLASS B
                                                              -------------------------
                                                                  OCTOBER 31, 2005
                                                                     (DATE SALES
                                                                    COMMENCED) TO
                                                                  OCTOBER 31, 2005
---------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $  11.38
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                     --
---------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                    --
=======================================================================================
    Total from investment operations                                        --
=======================================================================================
Net asset value, end of period                                        $  11.38
_______________________________________________________________________________________
=======================================================================================
Total return                                                                --
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $     10
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                            --
---------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                         --
=======================================================================================
Ratio of net investment income to average net assets                        --
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate                                                     31%
_______________________________________________________________________________________
=======================================================================================

                                                                         CLASS C
                                                                -------------------------
                                                                    OCTOBER 31, 2005
                                                                       (DATE SALES
                                                                      COMMENCED) TO
                                                                    OCTOBER 31, 2005
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $11.38
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                      --
-----------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                     --
=========================================================================================
    Total from investment operations                                         --
=========================================================================================
Net asset value, end of period                                           $11.38
_________________________________________________________________________________________
=========================================================================================
Total return                                                                 --
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                 $   10
_________________________________________________________________________________________
=========================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                             --
-----------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                          --
=========================================================================================
Ratio of net investment income to average net assets                         --
_________________________________________________________________________________________
=========================================================================================
Portfolio turnover rate                                                      31%
_________________________________________________________________________________________
=========================================================================================

                                                                                          CLASS P
                                                           ----------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                           ----------------------------------------------------------------------
                                                              2005              2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $     9.93        $     9.19    $     7.37    $     9.35    $    22.82
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.04(a)          (0.01)        (0.01)        (0.03)       (0.03)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.42              0.75          1.83         (1.95)        (9.57)
=================================================================================================================================
    Total from investment operations                             1.46              0.74          1.82         (1.98)        (9.60)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.01)               --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --                --            --            --         (3.87)
=================================================================================================================================
    Total distributions                                         (0.01)               --            --            --         (3.87)
=================================================================================================================================
Net asset value, end of period                             $    11.38        $     9.93    $     9.19    $     7.37    $     9.35
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                 14.71%             8.05%        24.69%       (21.18)%      (49.53)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $2,242,529        $2,081,288    $1,913,954    $1,455,915    $1,755,447
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.93%(d)          0.96%         0.99%         1.00%         0.89%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.08%(d)          1.16%         1.18%         1.19%         1.09%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                         0.36%(a)(d)      (0.15)%       (0.18)%       (0.30)%       (0.20)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                            31%               31%           61%          101%          106%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net Investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment (loss) to average net assets excluding the special dividend are $0.02 and 0.15% respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset value may differ from net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $2,222,477,888.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Summit Fund and Shareholders of AIM Summit Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Summit Fund (the "Fund") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 19, 2005
Houston, Texas

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of October 31, 2005



The address of each trustee and officer of AIM Summit Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1982           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.
   President                                      (financial services holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc. (registered investment advisor);
                                                  Director, A I M Capital Management, Inc.
                                                  (registered investment advisor) and
                                                  A I M Distributors, Inc. (registered
                                                  broker dealer); Director and Chairman,
                                                  AIM Investment Services, Inc.
                                                  (registered transfer agent), Fund
                                                  Management Company (registered broker
                                                  dealer) and INVESCO Distributors, Inc.
                                                  (registered broker dealer); and Chief
                                                  Executive Officer, AMVESCAP PLC -- AIM
                                                  Division (parent of AIM and a global
                                                  investment management firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1982           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1982           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of October 31, 2005



The address of each trustee and officer of AIM Summit Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc. (financial services holding
   Chief Compliance Officer                       company); Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended October 31, 2005, 100% is eligible for the dividends received deduction for corporations.

For its tax year ended October 31, 2005, the fund designates 100%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2005, April 30, 2005, July 31, 2005 and October 31, 2005 are 10.74%, 9.00%, 9.34% and 15.45%, respectively.

                                     AIMinvestments.com/summit         SUM-AR-1

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

                                                         [AIM INVESTMENTS LOGO]

                                                        - REGISTERED TRADEMARK -

   IF USED AFTER JANUARY 20, 2006, THIS REPORT MUST BE ACCOMPANIED BY THE AIM SUMMIT INVESTORS PLANS PERFORMANCE AND COMMENTARY FOR THE MOST RECENT CALENDAR
                                  QUARTER-END.

ITEM 2. CODE OF ETHICS.

         As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

         On the date of the reporting period, October 31, 2005, the Registrant's audit committee financial expert was Prema Mathai-Davis. Dr. Mathai-Davis is "independent" within the meaning of that term as used in Form N-CSR.

         On October 27, 2005, the Board of Trustees determined that Raymond Stickel, Jr. is an audit committee financial expert. Mr. Stickel was appointed to the Registrant's Audit Committee effective as of October 1, 2005. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

FEES BILLED BY PWC RELATED TO THE REGISTRANT

         PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                                           Percentage of Fees                              Percentage of Fees
                                                          Billed Applicable to                            Billed Applicable to
                                                           Non-Audit Services                              Non-Audit Services
                                                           Provided for fiscal                             Provided for fiscal
                                   Fees Billed for            year end 2005          Fees Billed for          year end 2004
                                 Services Rendered to     Pursuant to Waiver of   Services Rendered to    Pursuant to Waiver of
                                  the Registrant for          Pre-Approval         the Registrant for         Pre-Approval
                                 fiscal year end 2005        Requirement(1)       fiscal year end 2004       Requirement(1)
                                 --------------------     ---------------------   --------------------    ---------------------

Audit Fees                         $           40,936                    N/A      $           35,822                    N/A
Audit-Related Fees                 $                0                      0%     $                0                      0%
Tax Fees(2)                        $            7,436                      0%     $            7,016                      0%
All Other Fees                     $                0                      0%     $                0                      0%
                                   ------------------                             ------------------
Total Fees                         $           48,372                      0%     $           42,838                      0%

PWC billed the Registrant aggregate non-audit fees of $7,436 for the fiscal year ended 2005, and $7,016 for the fiscal year ended 2004, for non-audit services rendered to the Registrant.

----------

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Tax fees for the fiscal year end October 31, 2005 includes fees billed for reviewing tax returns and consultation services. Tax fees for fiscal year end October 31, 2004 includes fees billed for reviewing tax returns.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

         PWC billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                             Fees Billed for Non-                                  Fees Billed for Non-
                                Audit Services           Percentage of Fees           Audit Services          Percentage of Fees
                              Rendered to AIM and       Billed Applicable to        Rendered to AIM and      Billed Applicable to
                              AIM Affiliates for         Non-Audit Services         AIM Affiliates for        Non-Audit Services
                             fiscal year end 2005     Provided for fiscal year     fiscal year end 2004    Provided for fiscal year
                              That Were Required        end 2005 Pursuant to        That Were Required       end 2004 Pursuant to
                              to be Pre-Approved           Waiver of Pre-           to be Pre-Approved          Waiver of Pre-
                              by the Registrant's             Approval              by the Registrant's            Approval
                                Audit Committee            Requirement(1)             Audit Committee           Requirement(1)
                             --------------------     ------------------------     --------------------     -----------------------

Audit-Related Fees                    $0                         0%                         $0                         0%
Tax Fees                              $0                         0%                         $0                         0%
All Other Fees                        $0                         0%                         $0                         0%
                                      --                                                    --
Total Fees(2)                         $0                         0%                         $0                         0%

----------

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2005, and $0 for the fiscal year ended 2004, for non-audit services rendered to AIM and AIM Affiliates.

         The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 13, 2005

I.       STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Directors/Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

II.      DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Directors. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

III.     AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV.      NON-AUDIT SERVICES

The Audit Committees may provide general pre-approval of types of non-audit services described in this Section IV to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

The Audit Committees may provide specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the auditor, is consistent with the SEC Rules on auditor independence, and otherwise conforms to the Audit Committees' general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Provider before a tax court, district court or federal court of claims.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V.       PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

VI.      PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

         o Bookkeeping or other services related to the accounting records or financial statements of the audit client

         o        Financial information systems design and implementation

         o Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

         o        Actuarial services

         o        Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

         o        Management functions

         o        Human resources

         o Broker-dealer, investment adviser, or investment banking services

         o        Legal services

         o        Expert services unrelated to the audit

         o Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

                  Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

                  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                  Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of December 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)          Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)          Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Summit Fund

By:      /s/ Robert H. Graham
         -----------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    January 6, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ Robert H. Graham
         -----------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    January 6, 2006


By:      /s/ Sidney M. Dilgren
         -----------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    January 6, 2006

                                  EXHIBIT INDEX


12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.